Fair Value of Financial Assets and Liabilities - Schedule of Reconciliation of Contingent Consideration Obligations Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 232,222	$ 273,367	$ 328,933
Fair value adjustments	6,414	(41,145)	(55,566)
Ending balance	238,636	232,222	273,367
Contingent Stock Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	1,570	0
Fair value adjustments	1,565	1,570
Ending balance	1,565	1,570	$ 0
Acquisition Related Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	232,222
Fair value adjustments	4,849
Ending balance	$ 237,071	$ 232,222